SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - FUTURETECH II ACQUISITION CORP [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
U.S. federal statutory rate	(21.00%)	(21.00%)
Valuation allowance	66.50%	(4.20%)
Income tax provision	45.50%	(25.20%)